State Street Target Retirement Fund Expense Example - State Street Target Retirement Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	563
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	314
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 926